Securities (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Securities pledged as collateral	$ 42,463,127	$ 25,681,115
Securities sold under agreements to repurchase	9,709,793	7,591,475
Gross realized gains on sales of available-for-sale securities	402,981	352,983
Gross realized losses on sales of available-for-sale securities	(3,382)	(32,398)
Taxes on reclassification adjustment for realized gains included in net income	135,864	108,999
Debt securities, fair value	$ 71,583,259	$ 30,676,768
Percentage of available-for-sale investment portfolio	71.00%	35.00%